Employee Benefit Plans (Narrative) (Detail)	3 Months Ended
Mar. 31, 2019 USD ($)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributions to defined benefit pension plans and OPEB plans	$ 0
Dominion Energy Gas Holdings, LLC
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributions to defined benefit pension plans and OPEB plans	0
Expected contribution to voluntary employees' beneficiary association for the remainder of 2019	12,000,000
Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected contribution to voluntary employees' beneficiary association for the remainder of 2019	21,000,000
Other Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected contribution to voluntary employees' beneficiary association for the remainder of 2019	$ 12,000,000